Research and Development	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Research and Development Expense [Abstract]
Research and Development
12. Research and Development
The R&D expenses are comprised of the following items:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Outsourced service (i)	$8,226,551	$374,634	$16,372,414	$833,051
Employees’ compensation	1,553,645	1,415,078	2,310,013	2,777,355
Other expenses	51,934	127,550	243,461	176,616
Travel & entertainment	3,606	21,550	24,535	43,441

Total	$9,835,736	$1,938,812	$18,950,423	$3,830,463

(i)
Out of $16,372,414, for the six months ended June 30, 2022, and $8,226,551, for the three months ended June 30, 2022, $15,665,298, was charged under the MSA contract for the six months ended June 30, 2022, and $8,329,134 was charged for the three months ended June 30,2022 (refer to Note 4). The amount charged under the MSA for the three-months period ended June 30, 2022 is higher than the Outsourced service expense for the same period due to certain reclassifications between R&D expenses and Selling expenses. See section Segments in Note 2 for more details.

9.	Research and Development
The R&D expenses are comprised of the following items:

	Year Ended December 31,
	2021	2020	2019
Employees’ compensation	$7,278,999	$4,833,957	$3,083,337
Outsourced service	5,100,980	1,241,479	2,372,248
Test devices and mock-ups	524,062	2,049,390	14,598
Other expenses	265,243	193,250	292,688
Travel & entertainment	110,496	39,967	184,423

Total	$13,279,780	$8,358,043	$5,947,294